Average Annual Total Returns - SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO - Select Consumer Staples Portfolio	Apr. 29, 2025
Fidelity Advisor Consumer Staples Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(0.81%)
Past 5 years	5.14%
Past 10 years	5.16%
Fidelity Advisor Consumer Staples Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(2.64%)
Past 5 years	3.63%
Past 10 years	3.53%
Fidelity Advisor Consumer Staples Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.84%
Past 5 years	3.85%
Past 10 years	3.78%
Fidelity Advisor Consumer Staples Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	3.50%
Past 5 years	5.59%
Past 10 years	5.15%
Fidelity Advisor Consumer Staples Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	1.30%
Past 5 years	5.36%
Past 10 years	5.12%
Fidelity Advisor Consumer Staples Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	5.53%
Past 5 years	6.68%
Past 10 years	6.07%
Fidelity Advisor Consumer Staples Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	5.66%
Past 5 years	6.81%
Since Inception	8.22%	[1]
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1506
Average Annual Return:
Past 1 year	13.38%
Past 5 years	8.32%
Past 10 years	8.18%

[1]	A From October 2, 2018 .